INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of the composition of inventory

	As of December 31,
	2022	2021
Raw materials	$35,270	$50,969
Work-in-progress	4,300,962	4,277,448
Finished goods	136,255	729,627
Total	$4,472,487	$5,058,044